Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 EUR (€)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 EUR (€)
Current assets:
Allowance for doubtful accounts receivable current	$ 2.7		$ 2.3
Shareholders' deficit:
Common stock, par value		€ 0.59		€ 0.59
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	436,386,587	436,386,587	434,524,879	434,524,879